Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Sep. 30, 2012 Tranche	Sep. 30, 2012 Tranche
Notes Payable [Line Items]
Debt discount related to issuance of warrants	$ 188,000	$ 188,000
Debt Issuance Cost Paid		114,000
Loan and Security Agreement
Notes Payable [Line Items]
Maximum amount of borrowing under agreement	15,000,000
Amount of borrowing required to be drawn	10,000,000
Amount of borrowing which may be drawn at option of Company	5,000,000
Number of loan tranches	3	3
Variable rate on loan	The loan has a monthly variable interest rate, reset each month, if applicable, as determined by adding to 600 basis points the greater of (a) one month LIBOR or (b) 3% (the LIBOR floor).
Spread on Variable rate	6.00%	6.00%
LIBOR floor rate	3.00%
Straight-line principal payments period	36 months
Percentage of exit fee of drawn amount	3.00%
Warrants issued as Percentage of Amount drawn under credit facility	4.00%	4.00%
Preferred Stock, issued per share amount	12.11	12.11
Exercisable period of warrants from the date of issuance	10 years
Notes payable, prepayment fee description		The Company must pay a prepayment fee determined by multiplying the outstanding loan amount by 5% if the prepayment occurs through December 31, 2014, 2% if the prepayment occurs in 2015 and 1% if the prepayment occurs in the final year.
Loan and Security Agreement | First Tranche, issued in September 2012
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | Second Tranche, must be issued no later than June 2013
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | Final tranche, may be drawn at option of Company no later than June 2013
Notes Payable [Line Items]
Amount required to be issued by tranche	5,000,000
Loan and Security Agreement | December 31, 2014
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		5.00%
Loan and Security Agreement | 2015
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		2.00%
Loan and Security Agreement | Final year
Notes Payable [Line Items]
Percentage of exit fee of drawn amount		1.00%
Loan and Security Agreement | Series E Preferred Stock
Notes Payable [Line Items]
Fair value of warrant upon issuance	79,000	79,000
Debt discount related to issuance of warrants	79,000	79,000
Loan and Security Agreement
Notes Payable [Line Items]
Interest expense related to borrowings		$ 40,000
Effective interest rate	10.00%	10.00%